Lease liabilities	9 Months Ended
Sep. 30, 2021
Lease liabilities.
Lease liabilities

11.Lease liabilities

The Company leases buildings for its engineering center and head office and warehouse spaces and kiosk locations to promote vehicle sales. These leases generally span a period of one to five years.

The Company incurred $336,858 and $782,490 of lease expenses for the three and nine months ended September 30, 2021, respectively (September 30, 2020 - $68,346 and $104,423 for the three and nine months, respectively), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the nine months ended September 30, 2021 and the year ended December 31, 2020:

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,435
Accretion of lease liability	104,888
Repayment of principal and interest	(662,865)
Balance as at September 30, 2021	$2,093,231

During the three months ended September 30, 2021, the Company entered a new lease agreement for a kiosk location to promote vehicle sales. The lease is for a 30 month period.

During the three months ended June 30, 2021, the Company amended a lease agreement to extend the lease term for seven months.

During the three months ended March 31, 2021, the Company entered into a long-term lease agreement for its engineering center and head office in Canada which expires on February 28, 2026, with the Company holding an option to renew for a further five years.

			Present value of
	Future minimum		minimum lease
At September 30, 2021	lease payments	Interest	payments
Less than one year	$667,397	$136,563	$530,834
Between one and five years	1,194,171	304,274	889,897
More than five years	774,702	102,202	672,500
	$2,636,270	$543,039	$2,093,231
Current portion of lease liabilities			530,834
Non-current portion of lease liabilities			$1,562,397